Income taxes (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 6,821	$ 28,255	$ 9,604
Income taxes at Swiss tax rate of 18.5% for 2023, 18% for 2022 and 18.5% for 2021	1,262	5,227	1,729
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	(197)	(224)	284
Tax effects of losses not recognized	1,012	1,584	74
Previously unrecognized tax losses now utilized	(454)	(401)	(217)
Non-taxable and lower taxed income	(447)	(5,641)	(335)
Non-deductible expenses and additional taxable income	1,774	1,651	429
Adjustments related to prior years, current tax	(102)	(87)	(41)
Adjustments related to prior years, deferred tax	9	(1)	13
Change in deferred tax recognition	(1,480)	(1,288)	(217)
Adjustments to deferred tax balances arising from changes in tax rates	(40)	26	0
Other items	338	25	222
Income tax expense / (benefit)	$ 1,675	$ 873	$ 1,942
Applicable tax rate	18.50%	18.50%	18.00%
of which: Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 3,002	$ 32,237	$ 4,425
Increase / (decrease) resulting from:
Income tax expense / (benefit)	968	1,035	715
of which: Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	3,819	(3,981)	5,178
Increase / (decrease) resulting from:
Income tax expense / (benefit)	$ 707	$ (162)	$ 1,227